Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Select Global Equity Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Global Equity Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund - Class A | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund - Class A | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund - Class A | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund - Class A | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund - Class A | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Global Equity Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Columbia Select Global Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Select Global Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Global Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Global Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Global Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Select Global Equity Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.80%
Columbia Select Global Equity Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Global Equity Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Global Equity Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Select Global Equity Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Global Equity Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund - Class C | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund - Class C | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund - Class C | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund - Class C | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund - Class C | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Global Equity Fund - Class C | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Columbia Select Global Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Select Global Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Global Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Global Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Global Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Select Global Equity Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.80%
Columbia Select Global Equity Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Global Equity Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Global Equity Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Select Global Equity Fund-Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Global Equity Fund-Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund-Institutional Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund-Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund-Institutional Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund-Institutional Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund-Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund-Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund-Institutional Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Global Equity Fund-Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund-Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Columbia Select Global Equity Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Select Global Equity Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Global Equity Fund-Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund-Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund-Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund-Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Global Equity Fund-Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Global Equity Fund-Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Select Global Equity Fund-Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.80%
Columbia Select Global Equity Fund-Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund-Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund-Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Global Equity Fund-Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund-Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Global Equity Fund-Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund-Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund-Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Select Global Equity Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Global Equity Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund - Institutional 2 Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund - Institutional 2 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund - Institutional 2 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund - Institutional 2 Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund - Institutional 2 Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Global Equity Fund - Institutional 2 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Columbia Select Global Equity Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Select Global Equity Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Global Equity Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Global Equity Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Global Equity Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Select Global Equity Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.80%
Columbia Select Global Equity Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund - Institutional 2 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Global Equity Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Global Equity Fund - Institutional 2 Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund - Institutional 2 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Select Global Equity Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Global Equity Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund - Institutional 3 Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund - Institutional 3 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund - Institutional 3 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund - Institutional 3 Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Global Equity Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund - Institutional 3 Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Global Equity Fund - Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Columbia Select Global Equity Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Select Global Equity Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Global Equity Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Select Global Equity Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Global Equity Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Global Equity Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Global Equity Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Select Global Equity Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.80%
Columbia Select Global Equity Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Global Equity Fund - Institutional 3 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Select Global Equity Fund - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Global Equity Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Global Equity Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Global Equity Fund - Institutional 3 Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund - Institutional 3 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%